CONDENSED STATEMENTS OF OPERATIONS (Parent Company) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue
Net investment income	$ 3.4	$ 1.3
Total revenue	67.3	22.5
Expense
General and administrative	20.9	9.1
Total expense	175.2	75.1
Net loss	(108.5)	(52.9)
Parent Company
Revenue
Net investment income	2.4	1.0
Total revenue	2.4	1.0
Expense
General and administrative	20.2	7.6
Total expense	20.2	7.6
Loss before equity in net loss of subsidiaries	(17.8)	(6.6)
Equity in net loss of subsidiaries	(90.7)	(46.4)
Net loss	$ (108.5)	$ (53.0)